SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Aug. 13, 2024	Jul. 18, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Subsequent Event [Line Items]
Shares authorized			20,000,000		5,000,000
Basic net loss per share			$ (3.12)	$ (4.12)
Diluted net loss per share			$ (3.12)	$ (4.12)
Weighted average number of Ordinary shares used in computing diluted net loss per share			4,114,155	1,090,452
Weighted average number of Ordinary shares used in computing basic net loss per share			4,114,155	1,090,452
Reverse split of ordinary shares [Member]
Subsequent Event [Line Items]
Basic net loss per share			$ 18.69	$ 24.7
Diluted net loss per share			$ 18.69	$ 24.7
Weighted average number of Ordinary shares used in computing diluted net loss per share			685,693	181,742
Weighted average number of Ordinary shares used in computing basic net loss per share			685,693	181,742
Subsequent Event
Subsequent Event [Line Items]
Options granted to the company employee		28,000
Excersice price of options granted		$ 0.54
Vesting period of options		3 months
Stock opions vested		$ 2,333
Increase in the employees' options pool ordinary shares		600,000
Increase in authorised share capital	40,000,000
Shares authorized	60,000,000